Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Dec. 09, 2022	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 06, 2023	Jan. 17, 2023	Nov. 21, 2022	Nov. 01, 2022	Aug. 12, 2022	Aug. 23, 2021
Subsequent Events (Details) [Line Items]
Total consideration							$ 450,000,000
Common stock, par value (in Dollars per share)											$ 0.1	$ 0.1
Common stock value at per share (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001						$ 0.0001
Earnout payments, description							In addition to the Initial Consideration, the Apifiny security holders (the Earnout Recipients as defined in the Merger Agreement) will also have the contingent right to earn up to 10,500,000 shares of Abri Common Stock in the aggregate (“Earnout Consideration”) as follows:• The Apifiny security holders will earn 3,000,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days (as defined in the Merger Agreement) during the period beginning on the date of the Closing (the “Closing Date”) and ending on the first anniversary of the Closing Date (the “First Earnout Period”), the volume-weighted average price (“VWAP”) (as defined in the Merger Agreement) of the Abri Common Stock is greater than or equal to $16.50 per share (the “First Milestone”).• The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if over any twenty (20) consecutive Trading Days during the period beginning on the Closing Date and ending on the second anniversary of the Closing Date (the “Second Earnout Period”), the VWAP of the Abri Common Stock is greater than or equal to $23.00 per share (the “Second Milestone”).• The Apifiny security holders will earn an additional 3,750,000 shares of the Earnout Consideration, in the aggregate, if within any twenty (20) consecutive Trading Day during the period beginning on the Closing Date and ending on the third anniversary of the Closing Date (the “Third Earnout Period” and together with the First Earnout Period and the Second Earnout Period, each, an “Earnout Period” and collectively, the “Earnout Periods”), the VWAP of the Abri Common Stock is greater than or equal to $30.00 per share(the “Third Milestone” and together with the First Milestone and the Second Milestone, the “Earnout Milestones”).• Upon the first Change in Control to occur during the applicable Earnout Period, if the corresponding price per share of Abri Common Stock in connection with such Change in Control is equal to or greater than any applicable Earnout Milestone or Milestones, the Apifiny security holders will earn the shares of the Earnout Consideration issuable in respect to such Earnout Milestone or Milestones as described above as of immediately prior to the Change of Control.
Redemption shares (in Shares)			4,481,548			4,481,548
Trust account			$ 1,801,747	$ 847,702	$ 879,136	$ 5,805,961	$ 2,861,052
Public Share [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding (in Shares)			1,252,372			1,252,372
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001
Common stock value at per share (in Dollars per share)							$ 10
Forecast [Member]
Subsequent Events (Details) [Line Items]
Promissory note principal amount									$ 200,000
Sponsor deposited								$ 87,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amended and restated, description	(i) a proposal to amend the Company’s amended and restated certificate of incorporation, and (ii) a proposal to amend the Management Trust Agreement with the Transfer Agent, to extend the date by which the Company has to consummate a business combination from February 12, 2023 until August 12, 2023, on an as needed, month-to-month basis by depositing an additional $87,500 into the Trust Account for each such one-month extension.
Trust account to pay redemption		$ 45,952,279,000,000
Trust account		$ 12,800,000
Promissory note principal amount										$ 150,000
Sponsor deposited											$ 573,392